Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2015
Lab Equipment [Member] | Minimum [Member]
Estimated useful lives	5 years
Lab Equipment [Member] | Maximum [Member]
Estimated useful lives	7 years
Computer Hardware and Software [Member] | Minimum [Member]
Estimated useful lives	3 years
Computer Hardware and Software [Member] | Maximum [Member]
Estimated useful lives	7 years
Leasehold Improvements [Member] | Minimum [Member]
Estimated useful lives	1 year
Leasehold Improvements [Member] | Maximum [Member]
Estimated useful lives	5 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Estimated useful lives	5 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Estimated useful lives	10 years